COVER	Sep. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	RIVERSOURCE LIFE INSURANCE COMPANY
Entity Incorporation, State or Country Code	MN
Entity File Number	033-28976
Entity Tax Identification Number	41-0823832
Entity Address, Address Line One	1099 Ameriprise Financial Center
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55474
City Area Code	612
Local Phone Number	671-3131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $30 per share)
Entity Emerging Growth Company	false
Entity Central Index Key	0000727892
Amendment Flag	false
No Trading Symbol Flag	true